Exhibit 99.1

Enterprise Fleet Financing 2018-3, LLC
Series 2018-3 Asset Backed Notes
Sample Lease Agreed-Upon Procedures

Report To:
Enterprise Fleet Financing 2018-3, LLC
Enterprise Fleet Management, Inc.

11 October 2018

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Page 2 of 3

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:

a. An electronic data file labeled "DATA_TAPE.accdb" and the corresponding record layout and decode information (the "Data File") that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 August 2018 (the "Cutoff Date"),
b. Imaged copies of:
   i. The master equity lease agreement, amended and restated master equity lease agreement, amendment to master walkaway lease agreement, amended and restated master walkaway lease agreement, master walkaway lease agreement, amendment to master equity lease agreement or other related documents (collectively and as applicable, the "Master Lease Agreement"),
   ii. Certain printed screen shots from the Sponsor's servicing system (the "System Screen Shots"),
   iii. The credit review file (the "Credit Review File"),
   iv. The certificate of title, vehicle record, vehicle registration inquiry report, registration card, Idaho registration card or other related documents (collectively and as applicable, the "Title") and
   v. The certificate of insurance, vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property insurance, the self-insurance addendum to the Master Lease Agreement, certificate of coverage, endorsement loss payable clause, endorsement certificate of insurance, certificate of property insurance, insurance binder and/or other related documents (collectively and as applicable and available, the "Insurance Source Documents," together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the "Source Documents"),

   that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A),
c. The list of relevant characteristics (the "Sample Characteristics") on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d. Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

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Building a better working world

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We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b. Making any findings with respect to:
   i. Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
   ii. The value of the collateral securing the Leases,
   iii. Whether the originator of the Leases complied with federal, state or local laws or regulations or
   iv. Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 October 2018

Attachment A
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Procedures performed and our associated findings

1. As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word "Base," as shown on the Data File.

   The Data File, as adjusted, is hereinafter referred to as the "Base Data File." The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the Leases.

2. As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Leases from the Base Data File (the "Sample Leases"). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File.

   For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

3. For each Sample Lease, we:

   a. Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding System Screen Shots, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

   b. Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of such Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Master Lease Agreement.

   c. Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in such Credit Review File.

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Attachment A
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3. (continued)

d. Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 3 to Attachment A, observed that the completed date, as shown on such Credit Review File, was during the 12 month period ending on the Cutoff Date.

e. Observed the owner name or security interest holder/lessor name (only for Sample Leases which had a Title from the state of Oregon) on the corresponding Title. For the purpose of observing the owner name for Sample Lease Number 135, the Sponsor, on behalf of the Issuer, indicated that the party listed before LSR, as shown on the Title, is the lessor and is considered the "owner." As instructed by the Sponsor, on behalf of the Issuer, we listed the owner name or security interest holder/lessor name, as applicable, that we observed, as shown on such Title, for each Sample Lease on Exhibit 4 to Attachment A. We performed no procedures to determine the validity of any owner name or security interest holder/lessor name, as applicable, contained on such Title.

f. Observed the loss payee name for physical damage insurance and additional insured name for liability insurance on the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown on such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 5 to Attachment A. We also observed on such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are included in the notes to Exhibit 5 to Attachment A, that:

i. 107 of the Sample Leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify "Enterprise FM Trust" as both the loss payee and additional insured,

ii. 13 of the Sample Leases have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for both physical damage and liability and indicate the amount of physical damage and liability insurance that is billed each month,

iii. Ten of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for physical damage and which indicate liability insurance coverage and identify "Enterprise FM Trust" as the additional insured,

Building a better
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Attachment A
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3. (continued)

f. (continued)

iv. Ten of the Sample Leases have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for only physical damage and indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents which indicate liability insurance coverage and identify "Enterprise FM Trust" as the additional insured,

v. Seven of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for both physical damage and liability and

vi. Three of the Sample Leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify "Enterprise FM Trust" as the loss payee. We were unable to observe an additional insured. The Sponsor, on behalf of the Issuer, indicated that these Sample Leases do not list "Enterprise FM Trust" as the additional insured because the lessors are government entities. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described in the preceding sentence.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item 3.f. that is contained on the Insurance Source Documents or System Screen Shots (as applicable).

Exhibit 1 to Attachment A
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Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note(s)
Unit number	UNIT_NBR	System Screen Shots	i.
Client number	CLIENT_NUMBER	System Screen Shots	ii.
Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii., iv.
Vehicle make	VEHICLE_MAKE	System Screen Shots	
Vehicle model	VEHICLE_MODEL	System Screen Shots	
Vehicle type	VEH_TYPE_NAME	System Screen Shots	
Contract type	LEASE_TYPE	System Screen Shots	v.
Lease term	TERM	System Screen Shots	
Interest percentage	INT_PCT	System Screen Shots	
Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	vi.
Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	vii., viii.
Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	viii.
Client industry	BUSN_TYPE_DESC	System Screen Shots	ix.

Notes:

i. For identification purposes only.

ii. The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the "Affiliate Sample Leases"), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the "Master Customer"). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the legal name of the Master Customer, as shown on the System Screen Shots.

iv. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and punctuation.

Exhibit 1 to Attachment A
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Notes: (continued)

v. For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:
   a. A contract type of "type N" on the System Screen Shots corresponds to a closed term lease (the "Closed Term Sample Leases"), as shown on the Base Data File, and
   b. A contract type of "type E" on the System Screen Shots corresponds to an open term lease (the "Open Term Sample Leases"), as shown on the Base Data File.

vi. The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

vii. For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:
   a. Product of:
      i. The monthly depreciation value and
      ii. The difference between the lease term and months in service from

   b. Sum of the unit delivered price and accumulated depreciation,

   all as shown on the System Screen Shots.

   For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

   For the avoidance of doubt with respect to the recalculation described above, the accumulated depreciation value, as shown on the System Screen Shots, is a negative value, and the recalculation described in b. of this note vii. reduces the unit delivered price by such accumulated depreciation value.

viii. The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained activity which occurred after the Cutoff Date. For the purpose of comparing the vehicle residual value and vehicle capitalized cost Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider activity shown on the System Screen Shots which occurred on or prior to the Cutoff Date.

ix. For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Lease Number	Sample Characteristic	Base Data File Value	System Screen Shots Value
136	Client industry	Government/Hospital	Government/School

Note:

The Sponsor, on behalf of the Issuer, indicated that the client industry for Sample Lease Number 136 changed subsequent to the Sponsor's preparation of the information on the Base Data File and the System Screen Shots show the updated client industry value.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

Exhibit 3 to Attachment A

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date

Sample Lease Number	Completed Date
7	5/16/2017
15	8/24/2017
18	5/16/2017
27	11/18/2016
38	8/3/2017
40	8/8/2017
51	8/29/2017
65	6/22/2017
78	8/24/2017
101	8/29/2017
107	7/27/2017
137	9/12/2014
142	8/17/2017

Note:

The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):

a. Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,
b. The level of risk inherent with the client's fleet,
c. How long they have been a client,
d. Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and
e. Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

 ErtlibK 4 to Attachment A Page l of 4  Owner Ham e or Security lntereit HoMer/Leator Wane  OwjKTftaire or Sennity Interest Holdef/LefwrWiire  1  Enterprise FM Trust  2  Enterprise FM Trust  3  Enterprise FM Trust Attn Tit It? Tbs m  4  Enterprise FM Trust  5  Enterprise FM Trust L&R  6  Enterprise FM Trust  7  Enterprise FM Trust  a  Enterprise FM Trust  9  Enterprise F M Trust LSFl  10  Enterprise F M Trust LSI?  n  Enterprise FM Trust Lessor  12  Enterprise FM Trust  13  Enterprise FM Trust  14  Enterprise FM Trust  la  Enterprise FM Trust LSR  It  Enterprise FM Trust LSR  17  Enterprise FM Trust  IS  Enterprise FM Trust  15  Enterprise FM Trust  20  Enterprise FM Trust LSR  21  Enterprise FM Trust  22  Enterprise FM Trust  23  Enterprise FM Trust  24  Enterprise FM Trust  25  Enterprise FM Trust  26  Enterprise FM Trust  27  Enterprise FM Trust  26  Enterprise FM Trust  25  Enterprise FM Trust  30  Enterprise FM Trust LSR  31  Enterprise FM Trust  32  Enterprise FM Trust  33  Enterprise FM Trust  34  Enterprise FM Trust  35  Enterprise FM Trust L&R  36  Enterprise FM Trust  37  Enterprise FM Trust L&R |

 ErtlibK 4 to Attachment A Page 2 of 4  Owner Warne w 3eai rt& I nteiat Holder/ Leswr Mam e  38  Enterprise FM Trust  39  Enterprise FM Trust  40  Enterprise FM Trust  41  Enterprise FM Trust  42  Enterprise FM Trust  43  Enterprise FM Trust  44  Enterprise FM Trust  45  Enterprise FM Trust L5R  L5E  46  Enterprise FM Trust  47  Enterprise FM Trust LSR  48  Enterprise F Mlrust LSfl  49  Enterprise FM Trust  50  Enterprise FM Trust  51  Enterprise FM Trust L5R  52  Enterprise FM Trust  53  Enterprise FM Trust  54  Enterprise FM Trust  55  Enterprise FM Trust  56  Enterprise FM Trust  57  Enterprise FM Inc  58  Enterprise FM Trust  59  Enterprise FM Trust LSR  60  Enterprise FM Trust  51  Enterprise FM Trust L&R  62  Enterprise FM Trust  63  Enterprise FM Trust  64  Enterprise FM Trust  65  Enterprise FM Trust  66  Enterprise FM Trust  67  Enterprise FM Trust L6R  68  Enterprise FM Trust  69  Enterprise FM Trust  70  Enterprise FM Trust  71  Enterprise FM Trust  72  Enterprise FM Trust  73  Enterprise FM Trust  74  Enterprise FM Trust  75  Enterprise FM Trust  76  Enterprise FM Trust Lessor]  Lessee

 ErtlibK 4 to Attachment A Page 3 of 4  Owner Warne w Seen rt& I nteiat Holder/ Leswr Mam e  77  78  75  00  01  02  03  04  03  06  07  06  09  90  01  92  93  04  95  96  07  96  99  100  101  102  103  104  10S  106  107  100  109no  111  112  113  114  115  Enterprise FM TrustEnterprise FM Trust  Enterprise FM Trust L0R|  Enterprise FM Trust Lessor] Lessee  Enterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM Trust  lessee Enterprise FM Trust LessorEnterprise FM Trust LSR|  Enterprise FM TrustEnterprise FM TrustEnterprise FM Trust  Enterprise FM TrustL9R|Enterprise FM Trust  Enterprise FM Trust LSR|Enterprise FM Trust  Enterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM Trust  EnterpriseFMTiust  Enterprise FM Trust LSEEnterprise FM Trust  Enterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM TrustEnterprise FM Trust  Enterprise FM Trust LessorEnterprise FM Trust

 ErtlibK 4 to Attachment A Page A of 4  Owner Warne w 3eai rt& I nteiat Holder/ Leswr Mam e  116  Enterprise FM Trust Lessor  117  Enterprise FM Trust L5R  115  Enterprise FM Trust  119  Enterprise FM Trust  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust  123  Enterprise FM Trust  124  Enterprise FM Trust  125  LSR Enterprise FM Trust  126  Enterprise FM Trust  127  Enterprise FM Trust  129  Enterprise FM Trust  129  Enterprise FM Trust  190  Enterprise FM Trust L3R  131  Enterprise FM Trust  132  Enterprise FM Trust  133  Enterprise FM Trust  134  Enterprise FM Trust  135  Enterprise FM Trust L5R  136  Enterprise FM Trust  137  Enterprise FM Trust  139  Enterprise FM Trust  139  Enterprise FM Trust  140  Enterprise FM Trust  141  Enterprise FM Trust L5R  142  Enterprise FM Trust  143  Enterprise FM Trust  144  Enterprise FM Trust  145  Enterprise FM Trust Lesspr^J Lessee  146  Enterprise FM Trust  147  Enterprise FM Trust  143  Enterprise FM Ine  149  Enterprise FM Trust  150  Enterprise FM Trust

 ErtlibK 5 to Attachment A Page l of 5  Loo Rare? Name and Additions I Insured Hame  LdM Pww name and Additional inmttd Hama  1  EHI Phys-ica I Damage Plan and Liability Plan  2  Enterprise FM Trust  3  Enterprise FM Trust  4  Enterprise FM Trust  5  Self-Insured (physical damage and Natality)  6  EHl Physical Damage Plan and Liability Plan  7  Enterprise FM Trust  3  Self-Insured (physical damage end liability)  8  Enterprise FM Trust  10  Enterprise FM Trust  11  Enterprise FM Trust  12  Self-Insured (physical damage end liability)  13  Enterprise FM Trust  14  Enterpnse FM Trust  15  Enterprise FM Trust  15  EHI Physical Damage Plan and Enterprise FM Trust (liability)  17  Enterprise FM Trust  15  Enterpnse FM Trust  19  Enterprise FM Trust  20  Enterprise FM Trust  21  Enterprise FM Trust  22  Enterpnse FM Trust  23  Enterprise FM Trust  24  Enterprise FM Trust  25  Enterprise FM Trust  25  Enterpnse FM Trust  27  Enterprise FM Trust  25  Enterprise FM Trust  28  EHI Phys-ica I Damage Plan and Liability Plan  30  Enterpnse FM Trust (physical damage only)  31  Enterprise FM Trust  32  Enterprise FM Trust  33  Enterprise FM Trust  34  EHl Physical Damage Plan and Liability Plan  35  Enterprise FM Trust  35  Enterprise FM Trust (physical damage only)

 ErtlibK 5 to Attachment A  Page 2 of 5  Lon Payee Hameand Additional Insured flame  37  EHI Physical Damage Plan and Enterprise FM Trust(llability)  30  Enterprise FM Trust  39  EHI Physical Damage Plan and Liability Plan  40  Self-Insured (physical damage)and Enterprise FM Trust (liability!  41  Enterprise FM Trust  42  Enterprise FM Trust  43  Enterprise FM Trust  44  Enterprise FM Trust  45  Enterprise FM Trust  46  Enterprise FM Trust  47  Self-Insured (physical damage and liability)  40  Enterprise FM Trust  49  EHI Physical Damage Plan and Enterprise FM Trust(llability)  50  EHI Physica I Damage Pla n a nd Enterpuse FM Trust (I lab ility)  51  Self-Insured (physical damagc)and Enterprise FM Trust (liability)  52  Enterprise FM Trust  53  Enterprise FM Trust  54  Enterprise FM Trust  55  Enterprise FM Trust  55  Enterprise FM Trust  57  Enterprise FM Trust  50  Enterprise FM Trust  59  Enterprise FM Trust  50  Enterprise FM Trust  61  Self-Insured (physical damage)and Enterprise FM Trust (liability)  62  Enterprise FM Trust  53  Enterprise FM Trust  54  Enterprise FM Trust  65  Enterprise FM Trust  66  Enterprise FM Trust  57  Enterprise FM Trust  50  Enterprise FM Trust  69  EHI Physical Damage Plan and Enterprise FM Trust(llability)  70  Self-Insured (physical damage>and Enterprise FM Trust (Mbbilily)  71  Enterprise FM Trust  72  Enterprise FM Trust  73  Enterprise FM Trust

 ErtlibK 5 to Attachment A  Page 3 of 5  Lon Payee Maine and Addtopnal Insured flame  74  Enterprise FM Trust  75  Enterprise FM Trust  7&  Enterprise FM Trust  77  Enterprise FM Trust  73  Enterprise FM Trust  79  EHl Physical Damage Plan and Liability Plan  30  Enterprise FM Trust  31  Enterprise FM Trust  32  Enterprise FM Trust  33  Enterprise FM Trust  34  Self-Insured (physical damage and natality)  35  EHl Physical Damage Plan and Enterprise FM Trust(llability)  33  Enterprise FM Trust (physical damage only)  37  Enterprise FM Trust  33  Enterprise FM Trust  39  Enterprise FM Trust  90  EHl Physical Damage Plan and Liability Plan  91  EHl Physical Damage Plan and Liability Plan  92  Self-Insured (physical damagc)and Enterprise FM Trust (liability)  93  Enterprise FM Trust  94  Enterprise FM Trust  95  Enterprise FM Trust  93  EHl Physical Damage Plan and Liability Plan  97  Self-insured (physical damage)and Enterprise FM Trust (liability)  93  Self-Insured (ptiy&ical damage)and Enterprise FM Trust (liability)  99  EHl Physical Damage Plan and Liability Plan  100  Self-Injured (physical damage and liability)  101  Self-insured (physical damage)and Enterprise FM Trust (liability)  102  Enterprise FM Trust  103  Enterprise FM Trust  104  Enterprise FM Trust  106  Enterprise FM Trust  106  Enterprise FM Trust  107  EHl Physica I Damage Pla n a nd Enferpuse FM Trust (I iab ility)  IDS  Enterprise FM Trust  109  Enterprise FM Trust  110  EHl Physical Damage Plan and Liability Plan

 EtfibK 5 to Attachment A Page A of 5  Lon Payee Marne and Additional Insured flame  Ill  Enterprise FM Trust  11?  Enterprise FM Trust  Ill  Enterprise FM Trust  114  Enterprise FM Trust  115  Enterprise FM Trust  US  EHl Physical Damage Plan and Liability Plan  117  Enterprise FM Trust  US  SlIMinjured (physical damagejand Enterprise FM Trust (liability]  119  Enterprise FM Trust  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust  121  Self-Insured (physical damsge>and Enterprise FM Trust (liability]  124  Enterprise FM Tmst  12a  EHl Physical Damage Plan and Liability Plan  126  Enterprise FM Trust  127  Enterprise FM Trust  128  Enterprise FM Trust  129  Enterprise FM Trust  130  Enterprise FM Trust  131  Enterprise FM Trust  13?  Enterprise FM Trust  131  Enterprise FM Trust  134  Enterprise FM Trust  135  EHl Physical Damage Plan and Enterprise FM Trust (liability]  136  Self-Insured (physical damage and liability)  137  Enterprise FM Trust  13S  Enterprise FM Trust  139  EHl Physical Damage Plan and Enterprise FM Trust (liability]  140  Enterprise FM Trust  141  Enterprise FM Trust  142  Enterprise FM Trust  141  Enterprise FM Trust  144  Enterprise FM Tmst  14a  Enterprise FM Trust  146  Enterprise FM Trust  147  Enterprise FM Tmst

Exhibit 5 to Attachment A
Page 5 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
148	Enterprise FM Trust
149	EHI Physical Damage Plan and Enterprise FM Trust (liability)
150	Enterprise FM Trust

Notes:

i. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for both physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan and Liability Plan" for the loss payee name and additional insured name.

ii. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan" for the loss payee name.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.